                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210

May 6, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H ("Registrant")
          Registration Statement on Form N-4
          File No. 333-167019

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the prospectus dated May 2, 2011 and statement of additional information dated May 2, 2011 each contain no changes from the form of prospectus and statement of additional information contained in the most recent Post-Effective Amendment No. 1 filed via EDGAR on Form N-4 on May 2, 2011.

     If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities